Subsequent Event (Details) - segment		12 Months Ended
	Jan. 14, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Number of segments (in segments)		5
Subsequent Event
Subsequent Event [Line Items]
Number of segments (in segments)	5